Collaborations, Licensing Arrangements, and Other Asset Acquisitions - Summary of Payments Made Under the Terms of Collaboration and Licensing Arrangements (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Research And Development [Abstract]
Initial up-front payments, milestone payments, and other asset acquisitions	¥ 676,156	¥ 44,944	¥ 84,034
Acquisition of shares of collaboration and in-licensing partners	¥ 494	¥ 785	¥ 1,504